RESULTS FOR THE YEAR - INCOME TAXES AND DEFERRED INCOME TAXES - Specification of Tax Loss Carry-Forwards (Details) - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax loss carry-forwards	DKK 1,941	DKK 2,683
Unrecognised tax loss carry-forwards	93	73
Recognised deferred tax on tax loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax loss carry-forwards	24	39
Unrecognised tax base of tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax loss carry-forwards	364	235
Expiry within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax loss carry-forwards	0	19
Expiry within two to five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax loss carry-forwards	16	0
Expiry after more than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax loss carry-forwards	DKK 348	DKK 216